Note 7 - Risk Management -Principal Geographical Areas GDP (Details)	12 Months Ended
Dec. 31, 2020
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0,96%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,35%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,01%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,85%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,81%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(0,58%)
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0,93%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,05%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,07%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,11%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(0,60%)
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(0,68%)
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,60%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,28%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,31%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,16%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,00%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,84%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,83%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,88%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0,34%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0,32%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,07%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,39%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,86%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(7,41%)
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(6,62%)
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,08%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,64%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,95%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,93%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,71%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,61%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,59%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,59%
Base Scenario Member [Member] | Spain [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,54%
Base Scenario Member [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,87%
Base Scenario Member [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,10%
Base Scenario Member [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,89%
Base Scenario Member [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,85%
Base Scenario Member [Member] | Mexico [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0,23%
Base Scenario Member [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,66%
Base Scenario Member [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,14%
Base Scenario Member [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,14%
Base Scenario Member [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,15%
Base Scenario Member [Member] | Turkey [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,32%
Base Scenario Member [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,48%
Base Scenario Member [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,74%
Base Scenario Member [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,38%
Base Scenario Member [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,38%
Base Scenario Member [Member] | United States [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,12%
Base Scenario Member [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,81%
Base Scenario Member [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,92%
Base Scenario Member [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,86%
Base Scenario Member [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,91%
Base Scenario Member [Member] | Peru [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,92%
Base Scenario Member [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,46%
Base Scenario Member [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,28%
Base Scenario Member [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,39%
Base Scenario Member [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,86%
Base Scenario Member [Member] | Argetina [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(2,47%)
Base Scenario Member [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(2,57%)
Base Scenario Member [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,30%
Base Scenario Member [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,78%
Base Scenario Member [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,10%
Base Scenario Member [Member] | Colombia [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,29%
Base Scenario Member [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,73%
Base Scenario Member [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,61%
Base Scenario Member [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,59%
Base Scenario Member [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,59%
Favourable Scenario Member [Member] | Spain [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,15%
Favourable Scenario Member [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,42%
Favourable Scenario Member [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,19%
Favourable Scenario Member [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,88%
Favourable Scenario Member [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,85%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,06%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,39%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,23%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,19%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,17%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	7,06%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5,27%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,91%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,47%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,50%
Favourable Scenario Member [Member] | United States [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,13%
Favourable Scenario Member [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,62%
Favourable Scenario Member [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,03%
Favourable Scenario Member [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,91%
Favourable Scenario Member [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,94%
Favourable Scenario Member [Member] | Peru [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5,43%
Favourable Scenario Member [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,56%
Favourable Scenario Member [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,49%
Favourable Scenario Member [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,39%
Favourable Scenario Member [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,86%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,40%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0,85%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,51%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1,88%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2,23%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4,58%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,74%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,61%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,59%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3,59%